Equity Method Accounted Investees	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Equity Method Accounted Investees	Equity Method Accounted Investees
As of December 31, 2023 and 2022, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2023	December 31, 2022		December 31, 2023		December 31, 2022
Heineken (1) (2)	Beverages	The Netherlands	—%	14.8%	Ps.	—	Ps.	92,282
IFS TopCo LLC (4)	Distribution	United States	37.1%	—%		15,032		—
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		223		189
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		808		752
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		1,139		578
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,454		3,632
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		215		157
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		99		100
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.2%	29.3%		2,831		2,267
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	25.1%		298		388
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		23		282
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		156		107
Proximity Americas Division:
Joint ventures:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		1,636		2,371
Other investments (1) (3)	Various	Various	Various	Various		333		564
					Ps.	26,247	Ps.	103,669

(1)Associate.
(2)As of December 31, 2022 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represented an economic interest of 14.76% in Heineken Group. The Company had significant influence, mainly, because it participated in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V. During the first semester of 2023, the Company completed the Heineken share offering, leaving less than 1% of economic interest in Heineken Group, therefore the Company no longer maintains significant influence over this Group.
(3)Joint ventures.
(4)As a result of the merger between Envoy Solutions and BradyIFS during October 2023, the Company owns 37.1% of the shares of IFS TopCo LLC, having significant influence over this investee, mainly because it has appointed directors who participate in the Board of IFS TopCo LLC (see Note 4).

Coca-Cola FEMSA's investments

During 2023 Coca-Cola FEMSA received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. ("PIASA") for the amount of Ps. 79.

During 2023 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amount of Ps. 466, and sale of shares for an amount of Ps. 24, also its ownership decreased due to a corporate restructuring.

During 2023, Coca-Cola FEMSA recognized an impairment on its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 recognized in the South America segment.

During 2023 and 2022 Coca-Cola FEMSA made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for the amounts of Ps. 506, and Ps. 560, respectively. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2022, Coca-Cola FEMSA's ownership in Jugos del Valle, S.A.P.I. de C.V. increased due to a corporate reestructuring and its ownership in Leao Alimentos e Bebidas, LTDA, Trop Frutas do Brasil, LTDA increased due to acquisition of CVI.

During 2022 Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16.

During 2021 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amount of Ps. 44 and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2021 Coca-Cola FEMSA reduced its capital on Leao Alimentos y Bebidas LTDA. for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.

During 2021, Coca-Cola FEMSA recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250.

On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, Coca-Cola FEMSA agreed with the buyer that it could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. Coca-Cola FEMSA estimated the amount of the payments to be received based on the forecasts of the business and calculated their net present value.

For the years ended December 31, 2023, 2022 and 2021 the equity earnings recognized for associates of Coca-Cola FEMSA were Ps. 25, Ps. 194 and Ps. 85, respectively.
For the years ended December 31, 2023, 2022 and 2021 the equity earnings recognized for joint ventures of Coca-Cola FEMSA were Ps. 190, Ps. 192 and Ps. 3, respectively.

Heineken

On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. The economic interest as of December 31, 2022 was 14.8%. The Company’s share of the net income attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 8,316 for the year ended December 31, 2022.

On February 17, 2023, the Company, through several block transactions, sold 20,879,120 Heineken N.V. shares and 17,333,518 Heineken Holding N.V. shares, from which Heineken N.V. repurchased 7,782,100 Heineken N.V. shares and 3,891,050 Heineken Holding shares from the Company. In addition, on May 31, 2023, the Company sold 28,828,083 Heineken N.V. shares and 12,756,044 Heineken Holding shares, from which Heineken N.V. repurchased 2,531,462 Heineken N.V. shares and 1,265,731 Heineken Holding shares from the Company.

Consequently, the Company and its subsidiaries sold a total of 49,697,203 shares of Heineken N.V. and 30,089,562 shares of Heineken Holding N.V., representing 8.63% and 10.45% of the capital stock of each of them, respectively, and which together represent an economic interest of 13.9% in Heineken Group. As a result of the transactions described above, the Company no longer maintains significant influence over the Heineken Group, and the equity method over this investment was discontinued, considering reclassifications from other comprehensive income to the profit and losses (see Note 4).

The Company recognized equity method income of Ps. 7,359 and Ps. 10,775 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2022 and 2021, respectively. For the three months ended from January 1st to March 31st of 2023, the Company recognized equity method income of Ps. 619 from Heineken Group (see Note 4.3.1).

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2022
Amounts in millions	Peso		Euro
Total current assets	Ps.	227,480	€.	11,015
Total non-current assets		854,803		41,391
Total current liabilities		293,050		14,190
Total non-current liabilities		336,543		16,296
Total equity		452,690		21,920
Equity attributable to equity holders		403,765		19,551
Total revenue and other income	Ps.	598,072	€.	28,866
Total cost and expenses		509,333		24,583
Net income	Ps.	62,965	€.	3,039
Net income attributable to equity holders		55,568		2,682
Other comprehensive income		6,257		302
Total comprehensive income	Ps.	69,222	€.	3,341
Total comprehensive income attributable to equity holders		62,965		3,039

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

		December 31, 2022
Amounts in millions		Peso		Euro
Equity attributable to equity holders of Heineken		Ps.	403,765	€.	19,551
Economic ownership percentage	%		14.76%		14.76
Investment in Heineken investment exclusive of goodwill and other adjustments		Ps.	59,560	€.	2,884
Effects of fair value determined by purchase price allocation			14,528		704
Goodwill			18,194		881
Heineken investment		Ps.	92,282	€.	4,469

As of December 31, 2022, the fair value of the Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 143,638 (€.6,912 million) based on quoted market prices of those dates.

During the years ended December 31, 2023, 2022 and 2021, the Company received dividends distributions from Heineken Group, amounting to Ps. 3,428, Ps. 2,635 and Ps. 2,005, respectively.
IFS TopCo LLC

On October 31, 2023, the Company entered into a definitive agreement with BradyIFS to create a new distribution platform for the facility cleaning, food disposables and packaging industries in the United States. The Company received Ps. 24,468 (U.S. $1.5 billion) in cash and will maintain a 37.1% equity interest in the new combined entity IFS TopCo LLC. Due to the timing of the acquisition in the fourth quarter of 2023, the Company continues to obtain the information to complete the purchase price allocation and will record adjustments, if any, during the 12 month measurement period. Goodwill and intangibles assets pending allocation would include primarily trademark rights and customer relationships of which the majority are expected to be indefinite life. Any potential adjustments would be reflected within the equity method investment for this entity given that the Company does not control but does have significant influence over it. The fair value of the investment derived from the transaction was Ps. 15,032 (U.S. $890 million) (see Note 4.3.2).

Reconciliation from the equity of the associate IFS TopCo LLC to the investment of the Company.

		December 31, 2023
Amounts in millions		Peso		U.S. dollars
Fair value of IFS TopCo		Ps.	36,169	$.	2,141
Economic ownership percentage	%		37.08%		37.08
Investment in IFS TopCo investment exclusive of goodwill and other adjustments		Ps.	13,412	$.	794
Goodwill pending to be allocated			1,620		96
IFS TopCo investment (1)		Ps.	15,032	$.	890

(1)IFS TopCo purchase price allocation will be finalized during the twelve month remeasurement period after the acquisition date.

For the year ended December 31, 2023, 2022 and 2021, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2023		2022		2021
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(526)	Ps.	(286)	Ps.	32
Exchange differences on translating foreign operations		6,623		2,655		2,893
Total	Ps.	6,097	Ps.	2,369	Ps.	2,925
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	897	Ps.	267	Ps.	590

For the years ended December 31, 2023, 2022 and 2021 the equity earnings (loss) recognized for other associates were Ps. (621), Ps. 287, and Ps. (98), respectively.